Leases-Lessee (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2015	$ 72
2016	62
2017	49
2018	37
2019	33
Thereafter	129
Total	382
Operating leases [Abstract]
Total rent expense	$ 101	$ 51	$ 46